Segment Analysis - Reconciliation of Segmental Results of Operations to Consolidated Income Statements (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of operating segments [line items]
Consolidated net business profit	¥ 721,900	¥ 586,100
Others	52,100	30,700
Profit before tax	1,024,552	509,353
Reconciling management reporting under Japanese GAAP to IFRS [member]
Disclosure of operating segments [line items]
Total credit costs	(83,100)	(26,700)
Gains on equity instruments	92,100	81,200
Extraordinary gains or losses and others	(6,200)	(13,800)
Profit before tax under Japanese GAAP	724,700	626,800
Scope of consolidation	3,200	1,900
Derivative financial instruments	464,500	(10,400)
Investment securities	(105,600)	(49,500)
Loans and advances	(33,200)	800
Investments in associates and joint ventures	(28,700)	(36,600)
Property, plant and equipment	(600)	700
Lease accounting		(300)
Defined benefit plans	(28,100)	(30,300)
Foreign currency translation	(22,500)	(2,900)
Classification of equity and liability	5,700	5,400
Others	¥ 45,200	¥ 3,800